Non-controlling interests - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	May 11, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Carrying amount of NCI		$ 69,557,000	$ 69,557,000	$ 40,873,000
Payments from changes in ownership interests in subsidiaries that do not result in loss of control			0	7,500,000
Non-controlling interests			314,000	(7,180,000)
Contributed surplus
Disclosure of subsidiaries [line items]
Acquisition of non-controlling interest, without change in control			$ 0	$ 4,172,000
Hellas Gold SA ("Hellas")
Disclosure of subsidiaries [line items]
NCI percentage	5.00%			0.00%
Carrying amount of NCI				$ 0
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	$ 7,500,000
Non-controlling interests				$ (1,691,000)
Hellas Gold SA ("Hellas") | Contributed surplus
Disclosure of subsidiaries [line items]
Acquisition of non-controlling interest, without change in control	$ 4,172,000
Deva Gold SA ("Deva")
Disclosure of subsidiaries [line items]
NCI percentage			19.50%	19.50%
Carrying amount of NCI		$ 67,294,000	$ 67,294,000	$ 37,520,000
Ownership interest		80.50%
Non-controlling interests			1,813,000	(5,383,000)
Deva Gold SA ("Deva") | Contributed surplus
Disclosure of subsidiaries [line items]
Acquisition of non-controlling interest, without change in control		$ 27,961,000
Non-Material Subsidiaries
Disclosure of subsidiaries [line items]
Carrying amount of NCI		$ 2,263,000	2,263,000	3,353,000
Non-controlling interests			$ (1,499,000)	$ (106,000)